FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020
Statement1 [Line Items]
Increase decrease in interest rate	$ 1,103,000	$ 691,000	$ 603,000
Increase decrease in hedging reserve in commodity price	$ 206,000	209,000	355,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	$ 0	$ 0
market interest rates	0.20%			1.90%